Note 14 - Investments in non-consolidated companies - Summary of Investments in Non-consolidated Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in investments in subsidiaries joint ventures and associates [abstract]
At the beginning of the year	$ 1,543,657	$ 1,608,804
Translation differences	21,692	(47,840)	$ 110,801
Equity in earnings of non-consolidated companies	58,038	8,548
Dividends and distributions declared	(62,022)	(71,212)
(Decrease) / increase in equity reserves and others	(153)	45,357
At the end of the year	$ 1,561,212	$ 1,543,657	$ 1,608,804